Borrowings (Narrative) (Detail) (USD $)	Dec. 31, 2011
Debt Obligations [Line Items]
Unencumbered securities	$ 427,300,000
Collateralized Mortgage Backed Securities [Member]
Debt Obligations [Line Items]
Mortgage-backed securities, amortized cost	296,600,000
Mortgage-backed securities, Market value	309,800,000
Additional Debt [Member]
Debt Obligations [Line Items]
FHLB advances	$ 384,600,000
Repurchase Agreements
Debt Obligations [Line Items]
Weighted average interest rate	3.20%
Repurchase Agreement Maturity period	More than 90 days